                        SEI INSTITUTIONAL MANAGED TRUST
                              LARGE CAP VALUE FUND
                           TAX-MANAGED LARGE CAP FUND
                       SUPPLEMENT DATED FEBRUARY 27, 2001
            TO THE CLASS A SHARES PROSPECTUS DATED JANUARY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

LARGE CAP VALUE FUND AND TAX-MANAGED LARGE CAP FUND

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Deutsche Asset Management, Inc. ("DeAM"), as an additional Sub-Adviser to the Trust's Large Cap Value Fund. DeAM was approved as a Sub-Adviser at the Special Meeting of the Board of Trustees held on February 20, 2001 ("Special Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating DeAM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and DeAM. SIMC recommended the selection of DeAM and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of DeAM and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing DeAM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Value Fund; (2) the distinct investment objective and policies of the Large Cap Value Fund; (3) the history, reputation, qualification and background of DeAM's personnel and its financial condition;
(4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to DeAM, including any benefits to be received by DeAM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and DeAM relating to the Large Cap Value Fund, DeAM makes investment decisions for the assets of the Large Cap Value Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Value Fund's investment programs with respect to these assets. DeAM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Value Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until February, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of DeAM as Sub-Adviser to the Large Cap Value Fund the 'Sub-Advisers' Section on page 21 of the Class A Shares Prospectus is amended by inserting the following paragraph relating to DeAM:

DEUTSCHE ASSET MANAGEMENT, INC.: James A. Creighton, Managing Director and Head of Global Index Management, and Patrick Cannon, Director and Head of U.S. Index Management, lead the team of investment professionals who manage a portion of the assets of the Large Cap Value Fund. Prior to joining DeAM in 1998, Mr. Creighton was the Managing Director and Chief Investment Officer of Global Index Investments at Barclays Global Investors, and has 26 years of investment experience. Prior to joining DeAM in 1999, Mr. Cannon was Principal and Head of Small Cap Equities at Barclays Global Investors, and has 11 years of investment experience.

DeAM was founded in 1995, and is the asset management division of Deutsche Bank AG, which was founded in 1870. As of September 30, 2000, DeAM had approximately $2.5 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of DeAM. The address of DeAM and the principal business address of such individuals, as it relates to their respective positions at DeAM, is 130 Liberty Street, New York, New York 10006.

NAME                          TITLE
Michael G. Philipp            Chairman/ CEO
E. Zoldan                     Chief of Staff
Mark Gelnaw                   Chief Operating Officer
Sir Robert Smith              Vice Chairman, Global Distribution
Saman Majd                    Vice Chairman, Global Product
                              Development/ Business Development
Dean Barr                     Global Chief Investment Officer
Udo Behrenwaldt               Global Retail
James Goulding                CEO, Europe
Josh Weinreich                CEO, Americas
Brian Scullin                 CEO, Asia/Pacific

SIMC will pay DeAM a fee based on a percentage of the average monthly market value of the assets of the SEI Funds assigned to DeAM.

                           --------------------------

At the same Special Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Mellon Equity Associates, LLP ("Mellon Equity") as a Sub-Adviser to the Large Cap Value Fund and the Tax-Managed Large Cap Fund (the "Funds"). The Board determined to terminate Mellon Equity based on continued poor performance and poor execution of the quantitative investment process. This termination does not require shareholder approval.

                           --------------------------

TAX-MANAGED LARGE CAP FUND

At the same Special Meeting, the Trustees appointed Parametric Portfolio Associates ("Parametric") as an additional Sub-Adviser to the Trust's Tax-Managed Large Cap Fund. Parametric's appointment does not require shareholder approval.

In evaluating Parametric, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Parametric. SIMC recommended the selection of Parametric and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Parametric and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Parametric, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Tax-Managed Large Cap Fund by Parametric; (2) the distinct investment objective and policies of the Tax-Managed Large Cap Fund; (3) the history, reputation, qualification and background of Parametric's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Parametric, including any benefits to be received by Parametric or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Parametric relating to the Tax-Managed Large Cap Fund, Parametric makes investment decisions for the assets of the Tax-Managed Large Cap Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Tax-Managed Large Cap Fund's investment program with respect to these assets. Parametric is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Tax-Managed Large Cap Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until February, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Parametric as Sub-Adviser to the Tax-Managed Large Cap Fund, the 'Sub-Advisers' Section on page 21 of the Class A Shares Prospectus is amended by inserting the following paragraph relating to Parametric:

PARAMETRIC PORTFOLIO ASSOCIATES: A team of investment professionals at Parametric manages a portion of the assets of the Tax-Managed Large Cap Fund. David Stein, Parametric's Chief Investment Officer, holds primary responsibility. David Stein has been Parametric's CIO since June 1996. Prior to joining Parametric, Mr. Stein was the Director of Investment Research at GTE Investment Management. The portfolio management team is led by Tom Seto. Tom Seto has been the Leading Portfolio Manager and the Director of Equity Investing since October 1998. Prior to joining Parametric, Mr. Seto served as the Head of US Equity Index Investments at Barclays Global Investors for seven years.

Parametric was founded in 1987 and is a wholly owned subsidiary of PIMCO Advisors L.P. On May 5, 2000, Allianz AG and PIMCO Advisors Holdings L.P. jointly announced the completion of the acquisition by Allianz of PIMCO Advisors Holdings and a majority stake in its operating subsidiary PIMCO Advisors. As of December 31, 2000, Parametric had approximately $4.1 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of Parametric. The address of Parametric and the principal business address of such individuals, as it relates to their respective positions at Parametric is, 1151 Fairview Avenue North, Seattle, WA 98109.

NAME                                 TITLE
William E. Cornelius, Jr.            Managing Director
Brian D. Langstraat                  Managing Director
David M. Stein                       Managing Director

SIMC will pay Parametric a fee based on a percentage of the average monthly market value of the assets of the Tax-Managed Large Cap Fund assigned to Parametric.

                           --------------------------

At the same Special Meeting, the Trustees appointed Peregrine Capital Management Inc. ("Peregrine") as an additional Sub-Adviser to the Trust's Tax-Managed Large Cap Fund. Peregrine's appointment does not require shareholder approval.

In evaluating Peregrine, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Peregrine. SIMC recommended the selection of Peregrine and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Peregrine and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Peregrine, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Tax-Managed Large Cap Fund by Peregrine; (2) the distinct investment objective and policies of the Tax-Managed Large Cap Fund; (3) the history, reputation, qualification and background of Peregrine's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Peregrine, including any benefits to be received by Peregrine or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Peregrine relating to the Tax-Managed Large Cap Fund, Peregrine makes investment decisions for the assets of the Tax-Managed Large Cap Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Tax-Managed Large Cap Fund's investment program with respect to these assets. Peregrine is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Tax-Managed Large Cap Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until February, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Peregrine as Sub-Adviser to the Tax-Managed Large Cap Fund, the 'Sub-Advisers' Section on page 21 of the Class A Shares Prospectus is amended by inserting the following paragraph relating to Peregrine:

PEREGRINE CAPITAL MANAGEMENT INC.: John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.

Peregrine was founded in 1984 and is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. As of December 31, 2000, Peregrine had approximately $10.44 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officers of Peregrine. The address of Peregrine and the principal business address of the principal executive officers, as it relates to their position at Peregrine, is 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

NAME                              TITLE
James Robert Campbell             Director
Robert Bruce Mersky               Chairman of the Board, Chief Executive
                                  Officer and President
Ronald George Hoffman             Chief Operating Officer, Chief Compliance
                                  Officer, Chief Financial Officer, and Senior
                                  Vice President
William Daniel Giese              Senior Vice President
Paul Edward von Kuster            Senior Vice President
Patricia D. Burns                 Senior Vice President
Paul R. Wurm                      Senior Vice President
John S. Dale                      Senior Vice President
Jeannine McCormick                Senior Vice President
Barbara Kloepfer                  Senior Vice President
Gary E. Nussbaum                  Senior Vice President
Tasso Harry Coin                  Senior Vice President
Julie M. Gerend                   Senior Vice President
Daniel J. Hagen                   Senior Vice President
Jay H. Strohmaier                 Senior Vice President
Douglas G. Pugh                   Senior Vice President

SIMC will pay Peregrine a fee based on a percentage of the average monthly market value of the assets of the Tax-Managed Large Cap Fund assigned to Peregrine.

                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST
                           TAX-MANAGED LARGE CAP FUND

                       SUPPLEMENT DATED FEBRUARY 27, 2001
            TO THE CLASS Y SHARES PROSPECTUS DATED JANUARY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS Y SHARES PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Parametric Portfolio Associates ("Parametric"), as an additional Sub-Adviser to the Trust's Tax-Managed Large Cap Fund. Parametric was approved as a Sub-Adviser at the Special Meeting of the Board of Trustees held on February 20, 2001 ("Special Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Parametric, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Parametric. SIMC recommended the selection of Parametric and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Parametric and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Parametric, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Tax-Managed Large Cap Fund by Parametric; (2) the distinct investment objective and policies of the Tax-Managed Large Cap Fund; (3) the history, reputation, qualification and background of Parametric's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Parametric, including any benefits to be received by Parametric or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Parametric relating to the Tax-Managed Large Cap Fund, Parametric makes investment decisions for the assets of the Tax-Managed Large Cap Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Tax-Managed Large Cap Fund's investment program with respect to these assets. Parametric is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Tax-Managed Large Cap Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until February, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Parametric as Sub-Adviser to the Tax-Managed Large Cap Fund, the "Sub-Advisers" Sections on page 4 of the Class Y Shares Prospectus is amended by inserting the following paragraph relating to Parametric:

PARAMETRIC PORTFOLIO ASSOCIATES: A team of investment professionals at Parametric manages a portion of the assets of the Tax-Managed Large Cap Fund. David Stein, Parametric's Chief Investment Officer, holds primary responsibility. David Stein has been Parametric's CIO since June 1996. Prior to joining Parametric, Mr. Stein was the Director of Investment Research at GTE Investment Management. The portfolio management team is led by Tom Seto. Tom Seto has been the Leading Portfolio Manager and the Director of Equity Investing since October 1998. Prior to joining Parametric, Mr. Seto served as the Head of US Equity Index Investments at Barclays Global Investors for seven years.

Parametric was founded in 1987 and is a wholly owned subsidiary of PIMCO Advisors L.P. On May 5, 2000, Allianz AG and PIMCO Advisors Holdings L.P. jointly announced the completion of the acquisition by Allianz of PIMCO Advisors Holdings and a majority stake in its operating subsidiary PIMCO Advisors. As of December 31, 2000, Parametric had approximately $4.1 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of Parametric. The address of Parametric and the principal business address of such individuals, as it relates to their respective positions at Parametric is, 1151 Fairview Avenue North, Seattle, WA 98109.

NAME                                       TITLE
William E. Cornelius, Jr.            Managing Director
Brian D. Langstraat                  Managing Director
David M. Stein                       Managing Director

SIMC will pay Parametric a fee based on a percentage of the average monthly market value of the assets of the Tax-Managed Large Cap Fund assigned to Parametric.

                           --------------------------

At the same Special Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Mellon Equity Associates, LLP ("Mellon Equity") as a Sub-Adviser to the Tax-Managed Large Cap

Fund. The Board determined to terminate Mellon Equity based on continued poor performance and poor execution of the quantitative investment process. This termination does not require shareholder approval.

                           --------------------------

At the same Special Meeting, the Trustees appointed Peregrine Capital Management Inc. ("Peregrine") as an additional Sub-Adviser to the Trust's Tax-Managed Large Cap Fund. Peregrine's appointment does not require shareholder approval.

In evaluating Peregrine, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Peregrine. SIMC recommended the selection of Peregrine and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Peregrine and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Peregrine, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Tax-Managed Large Cap Fund by Peregrine; (2) the distinct investment objective and policies of the Tax-Managed Large Cap Fund; (3) the history, reputation, qualification and background of Peregrine's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Peregrine, including any benefits to be received by Peregrine or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Peregrine relating to the Tax-Managed Large Cap Fund, Peregrine makes investment decisions for the assets of the Tax-Managed Large Cap Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Tax-Managed Large Cap Fund's investment program with respect to these assets. Peregrine is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Tax-Managed Large Cap Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until February, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Peregrine as Sub-Adviser to the Tax-Managed Large Cap Fund, the "Sub-Advisers" Section on page 4 of the Prospectus is amended by inserting the following paragraph relating to
Peregrine:

PEREGRINE CAPITAL MANAGEMENT INC.: John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager serve as portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.

Peregrine was founded in 1984 and is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. As of December 31, 2000, Peregrine had approximately $10.44 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officers of Peregrine. The address of Peregrine and the principal business address of the principal executive officers, as it relates to their position at Peregrine, is 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

NAME                                                TITLE
James Robert Campbell             Director
Robert Bruce Mersky               Chairman of the Board, Chief Executive
                                  Officer and President
Ronald George Hoffman             Chief Operating Officer, Chief Compliance
                                  Officer, Chief Financial Officer, and
                                  Senior Vice President
William Daniel Giese              Senior Vice President
Paul Edward von Kuster            Senior Vice President
Patricia D. Burns                 Senior Vice President
Paul R. Wurm                      Senior Vice President
John S. Dale                      Senior Vice President
Jeannine McCormick                Senior Vice President
Barbara Kloepfer                  Senior Vice President
Gary E. Nussbaum                  Senior Vice President
Tasso Harry Coin                  Senior Vice President
Julie M. Gerend                   Senior Vice President
Daniel J. Hagen                   Senior Vice President
Jay H. Strohmaier                 Senior Vice President
Douglas G. Pugh                   Senior Vice President

SIMC will pay Peregrine a fee based on a percentage of the average monthly market value of the assets of the Tax-Managed Large Cap Fund assigned to Peregrine.

                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE